Related Party Transactions (Details) - Schedule of Net Revenues – Related Parties - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Revenues to Related Parties [Line Items]
Total	$ 144,609	$ 166,325	$ 233,157
Nanjing Culture [Member]
Schedule of Net Revenues to Related Parties [Line Items]
Relationship	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 10.7% shares of the Company
Nature	Technological service fee revenue
Total	$ 39,643	29,934	38,959
Jinling Cultural [Member]
Schedule of Net Revenues to Related Parties [Line Items]
Relationship	It is owned by our 10.7% beneficial shareholder, Huajun Gao
Nature	Technological service fee revenue
Total		21,542	22,519
Hunan Huaqiang Artwork Trading Center Co., Ltd. [Member]
Schedule of Net Revenues to Related Parties [Line Items]
Relationship	49% owned by Jinling Cultural
Nature	Technological service fee revenue
Total		17,091	21,821
Nanjing Jinwang Art Purchase E-commerce Co., Ltd. [Member]
Schedule of Net Revenues to Related Parties [Line Items]
Relationship	It is owned by Huajun Gao and Aimin Kong, each a 10.7% beneficial shareholder of the Company
Nature	Technological service fee revenue
Total			17,813
Kashi Jinwang Art Purchase E-commerce Co., Ltd. [Member]
Schedule of Net Revenues to Related Parties [Line Items]
Relationship	100% owned by Nanjing Jinwang
Nature	Technological service fee revenue
Total	$ 104,966	$ 97,758	$ 132,045